Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2005 Fund

June 30, 2019

Z05-QTLY-0819
1.9884230.102

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	62	$621
Fidelity Series Blue Chip Growth Fund (a)	68	1,040
Fidelity Series Commodity Strategy Fund (a)	696	3,278
Fidelity Series Growth Company Fund (a)	121	2,093
Fidelity Series Intrinsic Opportunities Fund (a)	153	2,509
Fidelity Series Large Cap Stock Fund (a)	148	2,223
Fidelity Series Large Cap Value Index Fund (a)	49	631
Fidelity Series Opportunistic Insights Fund (a)	65	1,198
Fidelity Series Small Cap Discovery Fund (a)	27	299
Fidelity Series Small Cap Opportunities Fund (a)	66	926
Fidelity Series Stock Selector Large Cap Value Fund (a)	139	1,711
Fidelity Series Value Discovery Fund (a)	95	1,214
TOTAL DOMESTIC EQUITY FUNDS
(Cost $17,667)		17,743

International Equity Funds - 12.2%
Fidelity Series Canada Fund (a)	35	385
Fidelity Series Emerging Markets Fund (a)	53	507
Fidelity Series Emerging Markets Opportunities Fund (a)	241	4,596
Fidelity Series International Growth Fund (a)	224	3,648
Fidelity Series International Small Cap Fund (a)	49	800
Fidelity Series International Value Fund (a)	372	3,579
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,338)		13,515

Bond Funds - 52.7%
Fidelity Series Emerging Markets Debt Fund (a)	81	789
Fidelity Series Floating Rate High Income Fund (a)	18	164
Fidelity Series High Income Fund (a)	87	831
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,279	12,800
Fidelity Series International Credit Fund (a)	6	57
Fidelity Series Investment Grade Bond Fund (a)	3,364	38,450
Fidelity Series Long-Term Treasury Bond Index Fund (a)	509	4,734
Fidelity Series Real Estate Income Fund (a)	47	524
TOTAL BOND FUNDS
(Cost $57,148)		58,349

Short-Term Funds - 19.1%
Fidelity Series Government Money Market Fund 2.44% (a)(b)	17,109	17,109
Fidelity Series Short-Term Credit Fund (a)	409	4,106
TOTAL SHORT-TERM FUNDS
(Cost $21,183)		21,215
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $109,336)		110,822
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$110,822

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$599	$28	$33	$--	$(9)	$36	$621
Fidelity Series Blue Chip Growth Fund	1,076	33	108	--	10	29	1,040
Fidelity Series Canada Fund	357	19	12	--	--	21	385
Fidelity Series Commodity Strategy Fund	3,221	97	--	--	--	(40)	3,278
Fidelity Series Emerging Markets Debt Fund	757	23	2	12	--	11	789
Fidelity Series Emerging Markets Fund	475	45	5	--	--	(8)	507
Fidelity Series Emerging Markets Opportunities Fund	4,295	253	99	--	5	142	4,596
Fidelity Series Floating Rate High Income Fund	162	2	1	2	--	1	164
Fidelity Series Government Money Market Fund 2.44%	16,087	1,085	63	100	--	--	17,109
Fidelity Series Growth Company Fund	2,181	37	182	--	12	45	2,093
Fidelity Series High Income Fund	812	13	5	13	--	11	831
Fidelity Series Inflation-Protected Bond Index Fund	12,403	178	78	13	1	296	12,800
Fidelity Series International Credit Fund	55	--	--	--	--	2	57
Fidelity Series International Growth Fund	3,325	227	154	--	5	245	3,648
Fidelity Series International Small Cap Fund	797	--	33	--	(1)	37	800
Fidelity Series International Value Fund	3,303	238	94	--	(6)	138	3,579
Fidelity Series Intrinsic Opportunities Fund	2,679	--	163	--	(8)	1	2,509
Fidelity Series Investment Grade Bond Fund	37,236	901	526	300	4	835	38,450
Fidelity Series Large Cap Stock Fund	2,323	44	200	16	3	53	2,223
Fidelity Series Large Cap Value Index Fund	649	11	54	--	3	22	631
Fidelity Series Long-Term Treasury Bond Index Fund	5,082	187	798	36	41	222	4,734
Fidelity Series Opportunistic Insights Fund	1,173	19	64	--	3	67	1,198
Fidelity Series Real Estate Income Fund	506	10	--	7	--	8	524
Fidelity Series Short-Term Credit Fund	4,023	78	27	28	--	32	4,106
Fidelity Series Small Cap Discovery Fund	313	9	23	7	--	--	299
Fidelity Series Small Cap Opportunities Fund	963	--	71	--	(2)	36	926
Fidelity Series Stock Selector Large Cap Value Fund	1,768	27	162	--	(6)	84	1,711
Fidelity Series Value Discovery Fund	1,253	4	79	--	(2)	38	1,214
Total	$107,873	$3,568	$3,036	$534	$53	$2,364	$110,822

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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